Note 7 - Property, Plant and Equipment (Tables)	12 Months Ended
Oct. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
As of October 31	2013		2012
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,709	$-	$2,828	$-
Buildings	39,068	21,461	84,030	45,677
Equipment	59,101	46,211	83,422	61,989
Furniture and fixtures	1,537	1,537	1,604	1,604
Computer systems	79,422	75,146	82,642	77,331
Leasehold improvements	5,538	1,088	10,779	1,593
Facility modifications	33,107	29,895	36,641	30,237
Construction in-progress	2,002	-	4,702	-
	222,484	175,338	306,648	218,431
Accumulated depreciation	(175,338)		(218,431)
Property, plant and equipment	$47,146		$88,217